Operating Revenue by Geographic Location	12 Months Ended
Dec. 31, 2019
Operating Revenue by Geographic Location
Operating Revenue by Geographic Location

15. Operating Revenue by Geographic Location

Operating revenue by geographic location of the customers for the years ended December 31, was as follows (in thousands):

Continent	2019	2018	2017
Australia—Asia	$222,328	$255,476	$284,302
Europe	211,312	196,880	165,639
America	13,604	6,376	1,790
Total Revenue	$447,244	$458,732	$451,731